Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Schedule of Cash
	December 31,
	2023	2022
Cash for immediate withdrawal - in USD	$1,866	$3,443
Cash for immediate withdrawal - in NIS	210	131

	$2,076	$3,574